Related Party Transactions (Details 1) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Due from related parties	$ 361,961	$ 35,842
Tide (Shanghai) Industrial Co. Ltd. [Member]
Related Party Transaction [Line Items]
Due from related parties	46
TDH Group BVBA [Member]
Related Party Transaction [Line Items]
Due from related parties	329,237	35,842
Rongfeng Cui [Member]
Related Party Transaction [Line Items]
Due from related parties	$ 32,678